Bank Loans and Notes Payable (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Detailed Information About Borrowings

As of June 30, 2019, Company’s bank loans and notes payable are as follows:

	At June 30, (1)
(in millions of Mexican pesos)	2020	2021	2022	2023	2024	2025 and Thereafter	Carrying value at June 30, 2019	Fair value at June 30, 2019	Carrying value at December 31, 2018(1)
Short-term debt:
Fixed rate debt:
Colombian pesos
Bank loans	Ps. 185	Ps. —	Ps. —	Ps. —	Ps. —	Ps. —	Ps. 185	Ps. 185	Ps. —
Interest rate	6.2%	—	—	—	—	—	6.2%	—	—
Argentine pesos
Bank loans	181	—	—	—	—	—	181	181	157
Interest rate	63.5%	—	—	—	—	—	63.5%	—	36.8%
Chilean pesos
Bank loans	1,267	—	—	—	—	—	1,241	1,267	594
Interest rate	3.2%	—	—	—	—	—	3.1%	—	3.2%
U.S. dollars
Bank loans	799	—	—	—	—	—	799	799	10
Interest rate	7.5%	—	—	—	—	—	7.5%	—	3.3%
Uruguayan pesos
Bank loans	706	—	—	—	—	—	706	706	771

Interest rate		9.9%		—		—		—		—		—		9.9%		—		10%
Variable rate debt:
Mexican pesos
Bank loans		100		—		—		—		—		—		100		100		450
Interest rate		8.9%		—		—		—		—		—		8.9%		—		9.2%
Colombian pesos
Bank loans		583		—		—		—		—		—		583		583		454
Interest rate		5.8%		—		—		—		—		—		5.8%		—		5.6%
Argentine pesos
Bank loans		45		—		—		—		—		—		45		45		—
Interest rate		73.7%		—		—		—		—		—		73.7%		—		—

Total short-term debt	Ps.	3,866	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	3,866	Ps.	3,866	Ps.	2,436

(in millions of Mexican pesos)	2020		2021		2022	2023	2024		2025 and Thereafter		Carrying value at June 30, 2019		Fair value at June 30, 2019		Carrying value at December 31, 2018(1)
Long-term debt:
Fixed rate debt:
Euro
Senior unsecured notes		Ps. —		Ps. —	Ps. —	Ps. 21,776		Ps. —		Ps. —		Ps. 21,776		Ps. 23,115		Ps. 22,439
Interest rate		—		—		1.7%		—		—		1.7%		—		1.7%
U.S. dollars
Yankee bond		9,577		—	—	—		17,112		11,509		38,198		41,715		39,203
Interest rate		4.6%		—	—	—		3.9%		5.3%		4.5%		—		4.5%
U.S. dollars Promissory Note		4,531		—	—	—		—		—		4,531		4,531		4,652
Interest rate (1)		0.4%		—	—	—		—		—		0.4%		—		0.4%
Bank of NY (FEMSA USD 2023)		—		—	—	5,701		—		—		5,701		5,745		5,849
Interest rate (1)		—		—	—	2.9%		—		—		2.9%		—		2.9%
Bank of NY (FEMSA USD 2043)		—		—	—	—		—		13,160		13,160		14,551		13,504
Interest rate (1)		—		—	—	—		—		4.4%		4.4%		—		4.4%
Bank loans		4		398	212	210		130		—		954		954		7
Interest rate (1)		—		7.5%	7.5%	7.6%		8.0%		—		7.6%		—		3.7%
Mexican pesos
Domestic senior notes		—		2,499	—	7,496		—		8,488		18,483		17,832		18,481
Interest rate		—		8.3%	—	5.5%		—		7.9%		6.9%		—		6.9%
Bank loans		49		47	19	17		7		—		139		139		79
Interest rate		8.2%		8.3%	11.0%	11.0%		11.0%		—		9.1%		—		6.4%
Brazilian reais
Bank loans		158		94	65	55		22		21		415		415		545
Interest rate		5.8%		6.0%	6.0%	6.1%		6.5%		6.6%		6.0%		—		6.0%
Chilean pesos
Bank loans		—		34	—	—		—		—		34		34		74
Interest rate		—		3.4%	—	—		—		—		3.4%		—		3.5%
Uruguayan pesos
Bank loans		—		514	—	—		—		—		514		514		573
Interest rate		—		10.2%	—	—		—		—		10.2%		—		10.2%

Subtotal	Ps.	14,319	Ps.	3,586	Ps. 296	Ps. 35,255	Ps.	17,271	Ps.	33,178	Ps.	103,905	Ps.	109,545	Ps.	105,406

(1)	All interest rates shown in this table are weighted average contractual annual rates.

(in millions of Mexican pesos)	2020		2021		2022		2023		2024		2025 and Thereafter		Carrying value at June 30, 2019		Fair value at June 30, 2019		Carrying value at December 31, 2018(1)
Variable rate debt:
U.S. dollars
Bank loans	Ps.	—	Ps.	—	Ps.	3,921	Ps.	—	Ps.	—	Ps.	—	Ps.	3,921	Ps.	3,921	Ps.	4,025
Interest rate (1)		—		—		3.3%		—		—		—		3.3%		—		3.3%
Mexican pesos
Domestic senior notes		—		—		1,497		—		—		—		1,497		1,353		1,497
Interest rate (1)		—		—		8.7%		—		—		—		8.7%		—		8.6%
Bank Loans		244		5,488		67		23		—		—		5,822		5,822		10,732
Interest rate (1)		9.8%		8.8%		10.0%		10.1%		10.6%		—		8.9%		—		8.6%
Brazilian reais												—
Bank loans		240		127		29		—		—		—		397		397		505
Interest rate		8.6%		9.0%		9.7%		9.4%		—		—		8.8%		—		9.5%
Notes payable		1		—		—		—		—		—		1		1		5
Interest rate		0.4%		—		—		—		—		—		0.4%		—		0.4%
Colombian pesos										—		—
Bank loans		837		16		13		3		—		—		869		869		848
Interest rate		5.5%		6.8%		6.8%		7.4%		—		—		5.6%		—		5.7%
Chilean pesos										—		—
Bank loans		853		884		492		753		—		—		2,982		2,983		3,211
Interest rate		5.3%		5.7%		4.3%		4.2%		—		—		5.0%		—		4.1%

Subtotal	Ps.	2,175	Ps.	6,515	Ps.	6,019	Ps.	779	Ps.	—	Ps.	—	Ps.	15,489	Ps.	15,346	Ps.	20,822

Total long-term debt	Ps.	16,494	Ps.	10,101	Ps.	6,315	Ps.	36,034	Ps.	17,271	Ps.	33,178	Ps.	119,394	Ps.	124,891	Ps.	126,228

Current portion of long term debt														(16,494)				(11,238)

													Ps.	102,900			Ps.	114,990

(1)	All interest rates shown in this table are weighted average contractual annual rates.
(2)

Promissory note denominated and payable in Brazilian reais; however, it is linked to the performance of the exchange rate between the Brazilian real and the U.S. dollar. As a result, the principal amount under the promissory note may be increased or reduced based on the depreciation or appreciation of the Brazilian real relative to the U.S. dollar.

Summary of Interest Expense

For the six-month period ended June 30, 2019 and 2018, the interest expense is comprised as follows:

	June 30, 2019		June 30, 2018
Interest on debts and borrowings	Ps.	3,207	Ps.	3,231
Capitalized interest		(5)		(3)
Finance charges for employee benefits		206		175
Derivative instruments		1,216		1,384
Finance charges for leases		2,338		—
Finance operating charges		8		91

	Ps.	6,970	Ps.	4,878